SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Long-term investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Long-term investments
Investment securities - related party			$ 1,811	$ 2,221
Equity method investments			10,625	7,499
Equity security without readily determinable fair values using the measurement alternative - related party			35,568
Total			48,004	9,720
Impairment charge of equity method investments			0	$ 0	$ 0
Group impairment charges			$ 0
Chongqing Qianli
Long-term investments
Equity interest owned by subsidiary (in percent)			5.00%
Wuxi InfiMotion
Long-term investments
Total consideration	$ 58,671	¥ 420,000